WESTCORE TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

July 14, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Westcore Trust (the “Registrant”)
	File Nos.	002-75677
811-3373

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement, dated July 6, 2015, to the Prospectus dated April 30, 2015, for the Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Flexible Income Fund and Westcore Plus Bond Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated July 6, 2015 in XBRL for the Funds.

The SEC Staff is requested to address any comments on this filing to my paralegal, Sharon Akselrod, at 720.917.0769.

Sincerely,

/s/ Andrea Kuchli
Andrea Kuchli, Esq.
Secretary

cc:  Peter H. Schwartz, Davis Graham & Stubbs LLP